CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Australia - 5.4%
Amcor plc	8,988	102,270
APA Group	24,730	187,535
ASX Ltd.	1,556	90,150
Australia & New Zealand Banking Group Ltd.	26,207	520,191
Brambles Ltd.	20,043	181,521
Cochlear Ltd.	692	100,752
Coles Group Ltd. (1)	15,551	146,010
Commonwealth Bank of Australia	14,391	837,391
Computershare Ltd.	4,213	48,048
CSL Ltd.	4,177	632,497
Insurance Australia Group Ltd.	22,019	127,842
Lend Lease Group	8,115	74,154
Macquarie Group Ltd.	3,102	273,615
Magellan Financial Group Ltd.	989	35,506
Medibank Pvt Ltd.	25,863	63,460
National Australia Bank Ltd.	27,519	516,919
Orica Ltd.	4,633	66,011
Qantas Airways Ltd.	8,761	33,247
QBE Insurance Group Ltd.	13,500	112,309
Ramsay Health Care Ltd. (2)	1,646	83,565
REA Group Ltd.	419	28,305
Sonic Healthcare Ltd.	5,273	100,472
Suncorp Group Ltd.	13,369	126,599
Sydney Airport	11,496	64,946
Telstra Corp. Ltd.	39,424	106,607
Transurban Group	32,331	334,768
Wesfarmers Ltd.	16,213	412,138
Westpac Banking Corp.	29,748	592,885
WiseTech Global Ltd.	1,272	24,892
Woolworths Group Ltd. (2)	16,081	375,511
		6,400,116

Austria - 0.2%
Erste Group Bank AG	2,409	89,336
Raiffeisen Bank International AG	1,286	30,196
Telekom Austria AG	2,137	16,164
Verbund AG	1,051	55,058
Voestalpine AG	2,320	71,722
		262,476

Belgium - 0.9%
Ackermans & van Haaren NV	268	40,244
Ageas	2,323	120,890

Colruyt SA	595	34,542
Galapagos NV (1)(2)	594	76,717
KBC Groep NV	4,455	292,361
Proximus	1,882	55,622
Sofina SA	195	37,211
Solvay SA	1,172	121,713
Telenet Group Holding NV	493	27,471
UCB SA	2,067	171,539
Umicore SA (2)	2,844	91,268
		1,069,578

Canada - 8.0%
Air Canada (1)	3,089	93,622
Algonquin Power & Utilities Corp. (2)	4,873	59,054
Alimentation Couche-Tard, Inc., Class B	4,627	291,177
Bank of Montreal	6,183	467,048
Bank of Nova Scotia (The)	10,832	581,820
BCE, Inc.	2,772	126,116
Brookfield Asset Management, Inc., Class A	10,153	485,728
CAE, Inc.	3,270	87,921
Canadian Imperial Bank of Commerce (2)	4,123	324,223
Canadian National Railway Co.	7,023	649,985
Canadian Pacific Railway Ltd.	1,497	352,579
Canadian Tire Corp. Ltd., Class A (2)	618	67,333
CCL Industries, Inc., Class B	369	18,096
CGI, Inc. (1)	2,268	174,367
Constellation Software, Inc.	210	197,925
Dollarama, Inc.	2,596	91,327
Empire Co. Ltd.	2,142	53,945
Fairfax Financial Holdings Ltd.	237	116,326
George Weston Ltd.	1,164	88,326
Gildan Activewear, Inc.	2,212	85,605
Great-West Lifeco, Inc.	3,488	80,305
Hydro One Ltd. (3)	3,543	61,794
IGM Financial, Inc. (2)	884	25,240
Intact Financial Corp.	1,588	146,752
Loblaw Cos. Ltd.	3,007	153,961
Magna International, Inc.	2,968	147,510
Manulife Financial Corp.	17,897	325,263
Metro, Inc.	3,144	117,977
National Bank of Canada	3,689	175,245
Open Text Corp.	2,803	115,669
Power Corp. of Canada	3,731	80,372
Power Financial Corp. (2)	2,268	52,165
Quebecor, Inc., Class B	1,707	40,656
Restaurant Brands International, Inc. (4)	514	35,745
Restaurant Brands International, Inc. (4)	2,989	207,855
Rogers Communications, Inc., Class B	4,178	223,648
Royal Bank of Canada	10,882	864,793
Saputo, Inc.	3,574	106,984

Shaw Communications, Inc., Class B	5,087	103,795
Shopify, Inc., Class A (1)	890	267,486
Sun Life Financial, Inc.	6,377	264,079
TELUS Corp.	1,744	64,470
Thomson Reuters Corp.	1,867	120,441
Toronto-Dominion Bank (The)	14,148	826,700
Waste Connections, Inc. (2)(4)	976	93,236
Waste Connections, Inc. (4)	2,198	210,085
WSP Global, Inc.	1,199	66,004
		9,390,753

China - 0.5%
China Mengniu Dairy Co. Ltd.	42,000	162,839
China Resources Pharmaceutical Group Ltd. (3)	28,500	32,105
CSPC Pharmaceutical Group Ltd.	66,000	106,448
Fosun International Ltd.	48,000	63,908
Geely Automobile Holdings Ltd.	66,000	113,166
Lenovo Group Ltd.	70,000	54,200
Shenzhou International Group Holdings Ltd.	7,500	103,460
		636,126

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	108	134,386
Ascendis Pharma AS ADR (1)	372	42,836
Chr Hansen Holding A/S	1,233	116,032
Coloplast A/S, Class B	1,004	113,491
Danske Bank A/S	5,220	82,702
Demant A/S (1)	561	17,461
DSV A/S	1,490	146,720
Genmab A/S (1)	417	76,745
GN Store Nord AS	808	37,772
H Lundbeck A/S	382	15,131
ISS A/S	1,117	33,770
Novo Nordisk A/S, Class B	12,370	631,825
Novozymes A/S, Class B	1,976	92,135
Orsted A/S (3)	1,517	131,234
Rockwool International A/S, Class B	113	28,909
Topdanmark AS	447	25,227
Tryg A/S	591	19,231
Vestas Wind Systems A/S	1,584	137,228
		1,882,835

Finland - 1.2%
Elisa Oyj	753	36,756
Kesko Oyj, Class B	1,031	57,312
Kone Oyj, Class B	3,176	187,553
Metso Oyj	943	37,113
Neste Oyj	7,758	263,752
Nokia Oyj	40,357	201,010
Nordea Bank Abp	22,807	165,606

Orion Oyj, Class B	736	26,990
Sampo Oyj, Class A	3,768	177,866
Stora Enso Oyj, Class R	5,928	69,759
UPM-Kymmene Oyj	4,016	106,854
Wartsila Oyj Abp	4,111	59,691
		1,390,262

France - 8.6%
Accor SA	1,363	58,503
Aeroports de Paris	273	48,166
Air Liquide SA	4,106	574,300
ALD SA (3)	1,044	16,328
Alstom SA	1,553	71,982
Amundi SA (3)	841	58,718
Arkema SA	1,003	93,243
Atos SE	870	72,686
AXA SA	16,446	431,900
BioMerieux	314	26,018
BNP Paribas SA	10,151	481,211
Bouygues SA	2,111	78,177
Bureau Veritas SA	2,947	72,740
Capgemini SE	1,388	172,574
Carrefour SA	6,851	132,229
Cie de Saint-Gobain	8,594	335,594
Cie Generale des Etablissements Michelin SCA	1,539	194,593
CNP Assurances	1,972	44,761
Credit Agricole SA	10,761	128,408
Danone SA	6,550	554,603
Dassault Systemes SE	1,258	200,658
Edenred	2,075	105,751
Eiffage SA	1,095	108,218
EssilorLuxottica SA	2,668	347,699
Eurazeo SE	638	44,457
Faurecia SA	678	31,447
Getlink SE	4,076	65,291
Hermes International	313	225,641
Iliad SA (2)	254	28,524
Ingenico Group SA	466	41,242
Ipsen SA	360	49,102
JC Decaux SA	460	13,929
Kering SA	659	388,957
L’Oreal SA	2,204	626,659
Legrand SA	3,159	230,951
LVMH Moet Hennessy Louis Vuitton SE	2,096	891,063
Natixis SA	3,837	15,450
Orange SA	18,155	286,361
Orpea (2)	625	75,389
Peugeot SA	4,887	120,281
Publicis Groupe SA	1,919	101,286
Rubis SCA	1,219	68,635

Sanofi SA	9,322	805,629
Sartorius Stedim Biotech	158	24,914
Schneider Electric SE	5,723	517,834
SCOR SE	1,899	83,250
SEB SA	200	35,980
Societe Generale SA	8,222	207,518
Suez	4,314	62,249
Teleperformance	530	106,141
Ubisoft Entertainment SA (1)	668	52,243
Valeo SA	2,708	88,162
Veolia Environnement SA	7,397	180,120
Vivendi SA	8,327	228,515
Wendel SA	211	28,765
Worldline SA (1)(3)	634	46,063
		10,181,108

Germany - 7.3%
1&1 Drillisch AG	812	27,094
adidas AG	1,499	463,746
Allianz SE	3,193	770,075
Axel Springer SE	415	29,188
Bayerische Motoren Werke AG	2,926	216,282
Bechtle AG	231	26,585
Beiersdorf AG	986	118,227
Brenntag AG	1,740	85,377
Carl Zeiss Meditec AG	251	24,756
Commerzbank AG	8,284	59,490
Continental AG	998	145,328
Covestro AG (3)	2,021	102,888
Daimler AG	7,977	444,892
Delivery Hero SE (1)(3)	911	41,352
Deutsche Boerse AG	1,463	206,532
Deutsche Lufthansa AG	2,642	45,299
Deutsche Post AG	8,647	284,459
Deutsche Telekom AG	26,129	452,675
Deutsche Wohnen SE	4,016	147,159
DWS Group GmbH & Co. KGaA (3)	746	26,042
Evonik Industries AG	2,008	58,509
Fielmann AG	364	26,362
Fraport AG Frankfurt Airport Services Worldwide	241	20,744
Fresenius Medical Care AG & Co. KGaA	2,080	163,349
Fresenius SE & Co. KGaA	3,802	206,449
GEA Group AG	999	28,352
GRENKE AG	145	15,589
Hannover Rueck SE	459	74,217
HeidelbergCement AG	3,298	266,892
Hella GmbH & Co. KGaA	271	13,353
Infineon Technologies AG	9,285	164,992
Innogy SE	1,908	81,734
KION Group AG	754	47,684

Knorr-Bremse AG	420	46,850
Lanxess AG	982	58,320
LEG Immobilien AG	755	85,151
Merck KGaA	1,127	117,717
METRO AG	1,473	26,916
MTU Aero Engines AG	537	128,080
Muenchener Rueckversicherungs-Gesellschaft AG	1,049	262,940
Nemetschek SE	486	29,278
Puma SE	930	62,068
Rational AG	37	25,500
RTL Group SA	226	11,567
SAP SE	7,860	1,077,542
Schaeffler AG, PFC Shares	2,000	14,856
Scout24 AG (3)	750	39,866
Siemens AG	6,998	833,149
Siemens Healthineers AG (3)	1,043	43,950
Symrise AG	1,069	102,934
Talanx AG	268	11,614
Telefonica Deutschland Holding AG (3)	3,869	10,821
ThyssenKrupp AG	9,415	137,466
TUI AG	4,121	40,462
Uniper SE	1,669	50,574
United Internet AG	684	22,535
Vonovia SE	5,866	280,218
Wirecard AG	903	152,441
Zalando SE (1)(3)	1,040	46,048
		8,604,535

Hong Kong - 3.7%
AIA Group Ltd.	95,783	1,034,351
Alibaba Health Information Technology Ltd. (1)	46,000	44,087
Alibaba Pictures Group Ltd. (1)	140,000	30,104
Bank of East Asia Ltd. (The)	12,800	35,794
Beijing Enterprises Water Group Ltd.	62,000	36,850
BOC Hong Kong Holdings Ltd.	43,350	170,675
Cathay Pacific Airways Ltd.	19,000	28,394
China Everbright International Ltd.	46,777	43,205
China Gas Holdings Ltd.	37,800	140,465
China Overseas Land & Investment Ltd.	52,000	191,917
China Resources Gas Group Ltd.	10,000	49,657
China Taiping Insurance Holdings Co. Ltd.	14,400	38,574
Chow Tai Fook Jewellery Group Ltd.	15,000	16,319
Guangdong Investment Ltd.	36,000	71,179
Haier Electronics Group Co. Ltd.	18,000	49,947
Hang Lung Properties Ltd.	28,000	66,612
Hang Seng Bank Ltd.	8,879	221,003
Henderson Land Development Co. Ltd.	15,355	84,657
HKT Trust & HKT Ltd.	42,000	66,671
Hong Kong Exchanges & Clearing Ltd.	11,899	420,512
Hongkong Land Holdings Ltd.	18,300	117,957

Hysan Development Co. Ltd.	12,881	66,558
MTR Corp. Ltd.	22,376	150,721
NWS Holdings Ltd.	27,000	55,533
Sino Biopharmaceutical Ltd.	81,000	82,869
Sino Land Co. Ltd.	50,000	83,854
Sun Art Retail Group Ltd.	44,500	42,172
Sun Hung Kai Properties Ltd.	20,301	344,408
Swire Pacific Ltd., Class A	9,393	115,414
Swire Properties Ltd.	20,000	80,854
Techtronic Industries Co. Ltd.	13,493	103,367
Vitasoy International Holdings Ltd.	10,000	48,090
WH Group Ltd. (3)	136,502	138,467
Wharf Holdings Ltd. (The)	19,779	52,421
Wheelock & Co. Ltd.	8,000	57,445
		4,381,103

Ireland - 1.0%
AIB Group plc	9,241	37,813
Amarin Corp. plc ADR (1)(2)	4,420	85,704
Bank of Ireland Group plc	8,442	44,165
CRH plc	11,006	359,756
DCC plc	2,006	178,958
Glanbia plc	2,698	43,867
ICON plc (1)	418	64,360
Kerry Group plc, Class A	1,654	197,487
Kingspan Group plc	3,221	174,992
Smurfit Kappa Group plc	1,257	38,090
		1,225,192

Israel - 0.5%
Azrieli Group Ltd.	1,010	67,774
Bank Hapoalim BM	9,024	67,014
Bank Leumi Le-Israel BM	11,725	84,749
Check Point Software Technologies Ltd. (1)	1,286	148,674
Mellanox Technologies Ltd. (1)	656	72,600
Nice Ltd. (1)	562	76,935
Wix.com Ltd. (1)	380	53,998
		571,744

Italy - 2.0%
A2A SpA	25,373	44,046
Amplifon SpA	1,040	24,368
Assicurazioni Generali SpA	10,659	200,683
Atlantia SpA	5,745	149,809
Banca Mediolanum SpA	1,639	12,073
DiaSorin SpA	374	43,449
Enel SpA	73,758	514,517
FinecoBank Banca Fineco SpA	2,736	30,521
Hera SpA	6,972	26,668
Infrastrutture Wireless Italiane SpA (3)	2,632	25,805

Intesa Sanpaolo SpA	131,832	282,226
Italgas SpA	3,697	24,847
Mediobanca Banca di Credito Finanziario SpA	4,476	46,156
Moncler SpA	1,655	70,935
Pirelli & C SpA (3)	6,163	36,379
Poste Italiane SpA (3)	5,123	53,985
PRADA SpA	7,700	23,809
Prysmian SpA (2)	2,676	55,291
Recordati SpA	904	37,679
Snam SpA	43,777	217,783
Telecom Italia SpA (1)	103,805	56,673
Terna Rete Elettrica Nazionale SpA	19,255	122,685
UniCredit SpA	18,045	222,113
UnipolSai Assicurazioni SpA	5,520	14,183
		2,336,683

Japan - 18.4%
Acom Co. Ltd.	3,100	11,187
AEON Co. Ltd.	5,479	94,290
AGC, Inc.	3,055	105,831
Aisin Seiki Co. Ltd.	1,600	55,192
Ajinomoto Co., Inc.	6,408	111,171
Alfresa Holdings Corp.	1,300	32,150
ANA Holdings, Inc.	1,056	35,002
Asahi Intecc Co. Ltd.	1,600	39,551
Astellas Pharma, Inc.	15,871	226,174
Bandai Namco Holdings, Inc.	1,375	66,721
Bridgestone Corp. (2)	5,200	205,134
Canon, Inc. (2)	8,868	259,682
Central Japan Railway Co.	1,967	394,399
Chugai Pharmaceutical Co. Ltd. (2)	2,052	134,391
Dai Nippon Printing Co. Ltd.	2,529	54,012
Dai-ichi Life Holdings, Inc.	8,694	131,538
Daifuku Co. Ltd.	1,000	56,483
Daiichi Sankyo Co. Ltd.	4,913	257,665
Daikin Industries Ltd.	3,100	405,911
Daiwa House Industry Co. Ltd.	6,137	179,327
Daiwa Securities Group, Inc.	15,800	69,369
Denso Corp.	4,047	170,646
Dentsu, Inc.	1,800	62,952
East Japan Railway Co.	2,626	245,908
Eisai Co. Ltd.	2,125	120,437
FamilyMart UNY Holdings Co. Ltd.	2,552	60,928
FANUC Corp.	2,051	381,102
Fast Retailing Co. Ltd.	442	267,542
FUJIFILM Holdings Corp.	2,626	133,322
Fujitsu Ltd.	1,448	101,195
Hakuhodo DY Holdings, Inc.	1,600	27,025
Hamamatsu Photonics KK	1,021	39,887
Hankyu Hanshin Holdings, Inc.	2,400	86,117

Hikari Tsushin, Inc.	200	43,693
Hitachi Chemical Co. Ltd.	900	24,530
Hitachi High-Technologies Corp.	500	25,705
Hitachi Ltd.	9,049	332,937
Hoshizaki Corp.	652	48,620
HOYA Corp.	3,487	267,991
Hulic Co. Ltd. (2)	6,000	48,304
Itochu Techno-Solutions Corp.	1,000	25,708
Japan Airlines Co. Ltd.	789	25,182
Japan Exchange Group, Inc.	4,600	73,263
Japan Post Holdings Co. Ltd.	13,000	147,225
Japan Post Insurance Co. Ltd.	1,400	25,973
Kansai Paint Co. Ltd.	1,600	33,626
Kao Corp.	4,163	317,655
KDDI Corp.	15,018	382,158
Keio Corp.	1,223	80,600
Keisei Electric Railway Co. Ltd.	1,100	40,122
Kikkoman Corp.	1,909	83,244
Kintetsu Group Holdings Co. Ltd.	1,705	81,742
Kobayashi Pharmaceutical Co. Ltd. (2)	300	21,523
Komatsu Ltd.	9,246	224,473
Kose Corp.	231	38,989
Kubota Corp.	10,594	176,989
Kyocera Corp.	2,613	171,213
Kyowa Hakko Kirin Co. Ltd. (2)	1,806	32,587
LINE Corp. (1)	500	14,063
Lion Corp.	2,200	41,042
M3, Inc.	4,100	75,238
Makita Corp.	2,292	78,255
Mazda Motor Corp.	4,706	48,714
McDonald’s Holdings Company (Japan), Ltd. (2)	700	30,884
Medipal Holdings Corp.	1,100	24,330
MEIJI Holdings Co. Ltd.	1,271	90,878
MinebeaMitsumi, Inc.	2,500	42,594
MISUMI Group, Inc.	2,700	68,058
Mitsubishi Chemical Holdings Corp.	11,860	83,035
Mitsubishi Electric Corp.	17,607	232,766
Mitsubishi Estate Co. Ltd.	11,708	218,207
Mitsubishi Tanabe Pharma Corp.	1,677	18,663
Mitsubishi UFJ Financial Group, Inc.	105,057	500,384
Mitsui Fudosan Co. Ltd.	9,400	228,459
Mizuho Financial Group, Inc.	202,273	294,130
MonotaRO Co. Ltd. (2)	1,100	26,946
MS&AD Insurance Group Holdings, Inc.	3,600	114,431
Murata Manufacturing Co. Ltd.	7,174	322,979
Nagoya Railroad Co. Ltd.	1,600	44,310
NEC Corp.	1,930	76,160
Nidec Corp.	1,890	259,563
Nikon Corp.	2,113	30,046
Nintendo Co. Ltd.	929	340,849

Nippon Express Co. Ltd.	594	31,660
Nippon Paint Holdings Co. Ltd. (2)	2,309	89,891
Nippon Telegraph & Telephone Corp.	5,120	238,539
Nissan Motor Co. Ltd.	20,485	146,723
Nisshin Seifun Group, Inc.	3,886	88,752
Nissin Foods Holdings Co. Ltd.	599	38,637
Nitori Holdings Co. Ltd.	768	101,915
Nitto Denko Corp.	1,659	82,115
Nomura Holdings, Inc.	23,100	81,778
Nomura Research Institute Ltd.	3,800	61,109
NTT Data Corp.	4,635	61,887
NTT DoCoMo, Inc.	9,997	233,249
Obayashi Corp.	8,200	81,005
Obic Co. Ltd.	500	56,823
Odakyu Electric Railway Co. Ltd.	2,946	72,193
Oji Holdings Corp.	12,154	70,403
Omron Corp.	1,882	98,704
Ono Pharmaceutical Co. Ltd.	3,622	65,123
Oracle Corp. Japan	326	23,869
Oriental Land Co. Ltd.	1,997	247,744
ORIX Corp.	10,167	151,945
Otsuka Corp.	688	27,745
Otsuka Holdings Co. Ltd.	3,520	115,022
Pan Pacific International Holdings Corp.	892	56,713
PeptiDream, Inc. (1)	700	35,953
Pola Orbis Holdings, Inc.	700	19,615
Rakuten, Inc.	7,649	91,445
Recruit Holdings Co. Ltd.	10,879	364,249
Renesas Electronics Corp. (1)(2)	7,100	35,321
Resona Holdings, Inc.	20,133	83,987
Ricoh Co. Ltd.	5,684	56,864
Rohm Co. Ltd.	876	59,021
Santen Pharmaceutical Co. Ltd.	3,700	61,513
SBI Holdings, Inc.	1,800	44,709
Seiko Epson Corp.	1,559	24,701
Sekisui Chemical Co. Ltd.	4,072	61,313
Sekisui House Ltd.	7,370	121,433
Seven & I Holdings Co. Ltd.	8,401	284,638
SG Holdings Co. Ltd.	1,100	31,278
Sharp Corp.	1,199	13,226
Shimadzu Corp. (2)	2,026	49,876
Shimano, Inc.	672	100,135
Shimizu Corp.	6,600	54,953
Shin-Etsu Chemical Co. Ltd.	3,837	358,997
Shionogi & Co. Ltd.	2,354	136,021
Shiseido Co. Ltd.	3,241	245,138
SMC Corp.	532	199,433
SoftBank Group Corp.	13,890	669,016
Sompo Holdings, Inc.	2,737	105,871
Sony Corp.	10,100	530,754

Sony Financial Holdings, Inc.	932	22,429
Subaru Corp.	6,108	148,712
Sumitomo Chemical Co. Ltd.	17,500	81,486
Sumitomo Dainippon Pharma Co. Ltd.	1,900	36,172
Sumitomo Electric Industries Ltd.	6,973	91,783
Sumitomo Mitsui Financial Group, Inc.	11,753	416,593
Sumitomo Mitsui Trust Holdings, Inc.	2,116	76,878
Suntory Beverage & Food Ltd.	1,800	78,268
Suzuken Co. Ltd.	500	29,382
Sysmex Corp.	1,526	99,831
T&D Holdings, Inc.	4,719	51,359
Taisho Pharmaceutical Holdings Co. Ltd.	500	38,513
Taiyo Nippon Sanso Corp.	1,300	27,678
Takeda Pharmaceutical Co. Ltd.	13,452	478,526
TDK Corp.	914	71,195
Terumo Corp.	5,346	159,703
Tobu Railway Co. Ltd.	1,617	47,191
Toho Co. Ltd.	900	38,344
Tokio Marine Holdings, Inc.	4,600	230,807
Tokyo Electron Ltd.	1,436	201,837
Tokyu Corp.	4,732	84,015
Toray Industries, Inc.	13,150	99,907
TOTO Ltd. (2)	1,064	42,137
Toyota Industries Corp.	1,375	75,835
Toyota Motor Corp.	21,500	1,334,372
Trend Micro, Inc.	993	44,371
Unicharm Corp.	2,802	84,476
USS Co. Ltd.	1,500	29,633
West Japan Railway Co.	1,210	97,932
Yahoo Japan Corp.	24,300	71,480
Yakult Honsha Co. Ltd.	2,186	129,015
Yamaha Corp.	1,344	63,971
Yamaha Motor Co. Ltd. (2)	2,225	39,658
Yamato Holdings Co. Ltd.	2,895	59,010
Yaskawa Electric Corp. (2)	3,200	109,430
Yokogawa Electric Corp.	2,000	39,365
ZOZO, Inc.	1,600	30,027
		21,725,602

Luxembourg - 0.4%
Aroundtown SA	9,616	79,334
B&M European Value Retail SA	14,880	63,025
Eurofins Scientific SE (2)	104	45,891
SES SA FDR	4,816	75,209
Tenaris SA	10,699	140,326
		403,785

Netherlands - 3.1%
ABN AMRO Bank NV (3)	2,842	60,812
Adyen NV (1)(3)	87	67,111

Aegon NV	16,977	84,332
AerCap Holdings NV (1)	734	38,175
Akzo Nobel NV	2,156	202,600
Argenx SE (1)	399	56,385
ASML Holding NV	3,474	722,904
ASR Nederland NV	1,140	46,320
Euronext NV (3)	474	35,862
GrandVision NV (3)	755	17,539
ING Groep NV	33,593	389,133
InterXion Holding NV (1)	581	44,208
Koninklijke Ahold Delhaize NV	15,059	338,070
Koninklijke DSM NV	1,790	220,858
Koninklijke KPN NV	27,423	84,210
Koninklijke Philips NV	8,082	351,372
Koninklijke Vopak NV	1,312	60,418
NN Group NV	1,856	74,609
NXP Semiconductors NV	2,778	271,161
QIAGEN NV (1)	1,999	81,343
Randstad NV	1,473	80,842
STMicroelectronics NV (4)	3,067	54,397
STMicroelectronics NV (4)	3,487	61,755
Takeaway.com NV (1)(3)	381	35,646
Wolters Kluwer NV	2,840	206,614
		3,686,676

New Zealand - 0.2%
a2 Milk Co., Ltd. (1)	7,877	77,865
Auckland International Airport Ltd.	7,759	51,367
Fisher & Paykel Healthcare Corp. Ltd.	4,308	44,814
Meridian Energy Ltd.	10,196	32,578
Xero Ltd. (1)	729	30,776
		237,400

Norway - 0.7%
DNB ASA	8,215	153,075
Gjensidige Forsikring ASA	740	14,915
Marine Harvest ASA (2)	6,604	154,526
Norsk Hydro ASA	31,063	111,260
Orkla ASA	12,172	108,025
Salmar ASA	644	28,035
Schibsted ASA, Class A	1,510	41,709
Telenor ASA	6,066	128,879
Tomra Systems ASA	1,140	37,523
Yara International ASA	1,935	94,004
		871,951

Portugal - 0.2%
EDP - Energias de Portugal SA	36,066	137,066
Jeronimo Martins SGPS SA	4,741	76,421
		213,487

Russia - 0.1%
Yandex NV, Class A (1)	2,352	89,376

Singapore - 1.0%
BOC Aviation Ltd. (3)	2,900	24,303
CapitaLand Ltd.	22,941	59,904
City Developments Ltd.	7,330	51,346
DBS Group Holdings Ltd.	18,029	346,338
Oversea-Chinese Banking Corp. Ltd.	29,871	251,968
Singapore Airlines Ltd.	7,056	48,350
Singapore Exchange Ltd.	6,600	38,666
Singapore Telecommunications Ltd.	69,312	179,402
United Overseas Bank Ltd.	11,159	215,727
		1,216,004

South Korea - 3.2%
Amorepacific Corp.	376	53,712
Celltrion Healthcare Co. Ltd. (1)	349	17,084
Celltrion, Inc. (1)	768	136,881
Hana Financial Group, Inc.	2,333	75,618
Hanon Systems	2,459	24,845
Hyundai Mobis Co. Ltd.	582	118,742
Hyundai Motor Co.	1,160	140,784
Industrial Bank of Korea	1,915	23,315
Kakao Corp.	386	43,998
KB Financial Group, Inc.	2,985	118,323
Kia Motors Corp.	2,192	83,622
KT Corp.	614	15,076
LG Chem Ltd.	520	159,814
LG Corp.	840	55,922
LG Electronics, Inc.	942	64,815
LG Household & Health Care Ltd.	84	95,673
NAVER Corp.	1,096	108,319
NCSoft Corp.	122	50,469
Netmarble Corp. (3)	143	14,004
Samsung Biologics Co. Ltd. (1)(3)	153	42,465
Samsung C&T Corp.	497	41,232
Samsung Electro-Mechanics Co. Ltd.	504	42,883
Samsung Electronics Co. Ltd.	38,493	1,567,447
Samsung Fire & Marine Insurance Co. Ltd.	307	71,282
Samsung Life Insurance Co. Ltd.	461	33,403
Samsung SDI Co. Ltd.	413	84,733
Samsung SDS Co. Ltd.	234	43,620
Shinhan Financial Group Co. Ltd.	2,746	106,803
SK Hynix, Inc.	4,522	271,995
SK Telecom Co. Ltd.	245	54,964
Woori Financial Group, Inc.	2,393	29,122
		3,790,965

Spain - 2.8%
Acciona SA	220	23,611
Aena SME SA (3)	507	100,489
Amadeus IT Group SA, Class A (2)	3,400	269,435
Banco Bilbao Vizcaya Argentaria SA	55,692	310,632
Banco de Sabadell SA	37,068	38,422
Banco Santander SA	123,669	573,163
Bankia SA	13,270	31,344
Bankinter SA	4,041	27,855
CaixaBank SA	31,659	90,798
Cellnex Telecom SA (3)	2,516	93,075
EDP Renovaveis SA	1,719	17,633
Enagas SA	4,586	122,384
Fomento de Construcciones y Contratas SA	1,846	24,580
Grifols SA	3,317	98,162
Iberdrola SA	62,295	620,220
Industria de Diseno Textil SA	8,475	254,990
International Consolidated Airlines Group SA (4)	16,783	101,750
International Consolidated Airlines Group SA (4)	7,334	44,401
Mapfre SA	10,241	29,948
Red Electrica Corp. SA	5,168	107,640
Siemens Gamesa Renewable Energy SA	1,605	26,676
Telefonica SA	36,509	300,224
		3,307,432

Sweden - 2.5%
AAK AB	1,365	25,886
Alfa Laval AB	2,826	61,755
Assa Abloy AB, Class B	9,137	206,155
Atlas Copco AB, Class A	7,529	241,272
Boliden AB	5,805	148,747
Castellum AB	1,598	30,577
Electrolux AB, Series B	1,189	30,478
Elekta AB, Class B	2,583	37,548
Epiroc AB, Class A	8,607	89,679
Essity AB, Class B	4,136	127,238
Fabege AB	1,673	25,191
Fastighets AB Balder, Class B (1)	730	24,467
Hennes & Mauritz AB, Class B (2)	4,962	88,156
Hexagon AB, Class B	2,814	156,469
Husqvarna AB, Class B	5,652	52,928
ICA Gruppen AB	1,096	47,128
Industrivarden AB, Class A	1,174	26,803
Industrivarden AB, Class C	845	18,750
Investment AB Latour, Class B (2)	1,139	16,800
Kinnevik AB, Class B	1,797	46,775
Nibe Industrier AB, Class B	3,273	47,939
Sandvik AB	8,529	156,729
Securitas AB, Class B	1,356	23,801
Skandinaviska Enskilda Banken AB, Class A	14,180	131,291

Skanska AB, Class B	3,961	71,571
SKF AB, Class B	4,217	77,632
Spotify Technology SA (1)	668	97,675
Svenska Cellulosa AB SCA, Class B	5,908	51,396
Svenska Handelsbanken AB, Class A	11,368	112,187
Swedbank AB, Class A	7,409	111,538
Swedish Orphan Biovitrum AB (1)	1,815	35,026
Tele2 AB, Class B	3,802	55,529
Telefonaktiebolaget LM Ericsson, Class B	22,705	215,510
Telia Co. AB	15,190	67,342
Volvo AB, Class B	14,606	232,085
		2,990,053

Switzerland - 8.8%
ABB Ltd.	17,320	347,234
Adecco Group AG	1,056	63,463
Alcon, Inc. (1)	3,995	246,690
Baloise Holding AG	278	49,236
Banque Cantonale Vaudoise	25	19,467
Barry Callebaut AG	26	52,183
Chocoladefabriken Lindt & Sprungli AG PC	16	116,477
Chubb Ltd.	3,206	472,212
Cie Financiere Richemont SA	3,449	293,084
Clariant AG	1,321	26,876
Coca-Cola HBC AG	2,100	79,328
Dufry AG	238	20,169
Emmi AG	28	26,198
Flughafen Zuerich AG	283	53,299
Garmin Ltd.	1,079	86,104
Geberit AG	301	140,695
Givaudan SA	77	217,489
Helvetia Holding AG	340	42,680
Julius Baer Group Ltd.	1,450	64,603
Kuehne & Nagel International AG	485	72,040
Logitech International SA	1,335	53,361
Lonza Group AG	625	210,995
Nestle SA	22,909	2,371,590
Novartis AG	15,940	1,455,190
Partners Group Holding AG	97	76,283
PSP Swiss Property AG	294	34,360
Roche Holding AG	5,327	1,497,887
SGS SA	31	79,015
Sika AG	1,914	326,993
Sonova Holding AG	442	100,599
Straumann Holding AG	75	66,276
Swatch Group AG (The), Bearer Shares	274	78,546
Swiss Life Holding AG	226	112,048
Swiss Prime Site AG	609	53,187
Swiss Re AG	2,303	234,025
Swisscom AG (2)	195	97,946

TE Connectivity Ltd.	2,776	265,885
Temenos AG	450	80,574
UBS Group AG	28,443	338,052
Vifor Pharma AG	304	43,940
Zurich Insurance Group AG	1,059	368,478
		10,434,757

Taiwan - 2.8%
Advantech Co. Ltd.	3,000	25,548
ASE Technology Holding Co. Ltd.	16,904	33,739
Cathay Financial Holding Co. Ltd.	69,952	96,889
Chang Hwa Commercial Bank Ltd.	42,000	28,340
China Steel Corp.	274,000	220,210
Chunghwa Telecom Co. Ltd.	41,055	149,328
Delta Electronics, Inc.	16,319	82,940
E.Sun Financial Holding Co. Ltd.	106,518	89,219
Far Eastern New Century Corp.	27,000	29,171
Far EasTone Telecommunications Co. Ltd.	19,073	48,065
First Financial Holding Co. Ltd.	74,470	54,701
Fubon Financial Holding Co. Ltd.	55,000	81,276
Hotai Motor Co. Ltd.	3,000	49,164
Hua Nan Financial Holdings Co. Ltd.	93,229	62,613
MediaTek, Inc.	13,883	140,618
Mega Financial Holding Co. Ltd.	101,668	101,194
Nanya Technology Corp.	6,000	12,474
President Chain Store Corp.	4,828	46,725
Quanta Computer, Inc.	24,398	47,490
Shanghai Commercial & Savings Bank Ltd. (The)	36,000	65,227
Taishin Financial Holding Co. Ltd.	79,000	36,396
Taiwan Cooperative Financial Holding Co. Ltd.	67,403	45,174
Taiwan High Speed Rail Corp.	24,000	35,331
Taiwan Mobile Co. Ltd.	13,748	54,211
Taiwan Semiconductor Manufacturing Co. Ltd.	182,240	1,393,840
Uni-President Enterprises Corp.	62,000	165,148
Yuanta Financial Holding Co. Ltd.	91,000	54,702
		3,249,733

United Kingdom - 13.9%
3i Group plc	13,203	186,795
Admiral Group plc	3,610	101,228
Aon plc	2,157	416,258
Ashtead Group plc	7,233	207,235
Associated British Foods plc	7,063	221,109
AstraZeneca plc	10,390	849,400
Atlassian Corp. plc, Class A (1)	1,468	192,073
Auto Trader Group plc (3)	14,222	99,053
AVEVA Group plc	874	44,850
Aviva plc	48,918	259,097
Barratt Developments plc	16,869	122,755
Berkeley Group Holdings plc	2,124	100,664

BT Group plc	102,629	256,606
Bunzl plc	4,640	122,431
Burberry Group plc	5,674	134,486
Cineworld Group plc	17,371	55,887
Coca-Cola European Partners plc (1)	4,155	234,757
Compass Group plc	18,205	436,406
Croda International plc	2,130	138,549
Direct Line Insurance Group plc	16,814	70,876
DS Smith plc	23,143	106,765
Farfetch Ltd., Class A (1)(2)	1,771	36,837
Ferguson plc (1)	3,669	261,196
GlaxoSmithKline plc	42,699	855,894
Halma plc	5,490	140,997
Hargreaves Lansdown plc	4,595	112,271
Hikma Pharmaceuticals plc	2,069	45,280
Hiscox Ltd.	3,906	83,921
HomeServe plc	3,922	59,101
Informa plc	16,578	175,807
InterContinental Hotels Group plc	2,694	177,184
Intermediate Capital Group plc	4,310	75,600
Intertek Group plc	2,276	159,115
Investec plc	8,846	57,505
ITV plc	53,765	73,736
J Sainsbury plc	39,109	97,186
JD Sports Fashion plc	6,220	46,338
Johnson Matthey plc	2,844	120,237
Just Eat plc (1)	8,300	65,825
Kingfisher plc	23,284	63,465
Legal & General Group plc	69,122	236,813
Liberty Global plc, Class A (1)	9,090	245,339
Linde plc	4,414	886,331
Lloyds Banking Group plc	698,045	501,349
London Stock Exchange Group plc	4,171	290,654
Marks & Spencer Group plc	27,223	72,787
Melrose Industries plc	61,769	141,992
Merlin Entertainments plc (3)	8,155	46,615
Micro Focus International plc	4,430	116,509
Mondi plc	4,770	108,566
National Grid plc	37,824	402,253
Next plc	1,674	117,225
NMC Health plc (2)	1,559	47,699
Ocado Group plc (1)	9,248	137,092
Pearson plc	10,952	113,945
Persimmon plc	5,463	138,787
Phoenix Group Holdings plc	8,429	76,015
Prudential plc	23,352	509,797
RELX plc	20,698	502,018
Rentokil Initial plc	23,984	121,088
Rightmove plc	11,514	78,330
RSA Insurance Group plc	11,342	83,120

Sage Group plc (The)	13,677	139,486
Schroders plc	1,831	71,031
Severn Trent plc	4,179	108,716
Smiths Group plc	5,905	117,486
Spirax-Sarco Engineering plc	1,274	148,727
SSE plc	17,202	245,186
St James’s Place plc	5,784	80,759
Standard Chartered plc	36,944	335,151
Standard Life Aberdeen plc	29,521	110,454
Taylor Wimpey plc	51,491	103,324
TechnipFMC plc	8,100	210,114
Tesco plc	134,150	386,710
Unilever plc	19,370	1,202,397
United Utilities Group plc	9,963	99,170
Vodafone Group plc	273,350	448,037
Weir Group plc (The)	4,302	84,648
Whitbread plc	2,327	136,915
WM Morrison Supermarkets plc	51,078	130,742
WPP plc	18,221	229,520
		16,427,672

United States - 0.2%
Burford Capital Ltd.	3,144	62,072
Sensata Technologies Holding plc (1)	3,054	149,646
		211,718

Total Common Stocks (Cost $110,769,275)		117,189,122

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	1,378,517	1,378,517

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,378,517)		1,378,517

TOTAL INVESTMENTS (Cost $112,147,792) - 100.3%		118,567,639
Other assets and liabilities, net - (0.3%)		(399,589)
NET ASSETS - 100.0%		118,168,050

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $2,727,497 and the total market value of the collateral received by the Fund was $2,845,556, comprised of cash of $1,378,517 and U.S. Government and/or agencies securities of $1,467,039.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,548,819, which represents 1.3% of the net assets of the Fund as of June 30, 2019.

(4) Securities are traded on separate exchanges for the same entity.

Abbreviations:
ADR:	American Depositary Receipt
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares

At June 30, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Financials	23.7%
Industrials	14.3%
Health Care	11.1%
Consumer Discretionary	11.1%
Information Technology	10.8%
Consumer Staples	9.9%
Communication Services	6.8%
Materials	5.7%
Utilities	3.5%
Real Estate	2.5%
Energy	0.6%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$9,390,753	$—		$—	$9,390,753
Denmark	42,836	1,839,999		—	1,882,835
Ireland	150,064	1,075,128		—	1,225,192
Israel	275,272	296,472		—	571,744
Netherlands	353,544	3,333,132		—	3,686,676
Russia	89,376	—		—	89,376
Sweden	97,675	2,892,378		—	2,990,053
Switzerland	1,070,891	9,363,866		—	10,434,757
United Kingdom	2,221,709	14,205,963		—	16,427,672
United States	149,646	62,072		—	211,718
Other Countries(1)	—	70,278,346		—	70,278,346
Total Common Stocks	$13,841,766	$103,347,356	(2)	$—	$117,189,122
Short Term Investment of Cash Collateral for Securities Loaned	1,378,517	—		—	1,378,517
Total	$15,220,283	$103,347,356		$—	$118,567,639

(1) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(2) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.